Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (1,917,011)	$ (148,619)	$ (5,625,300)	$ 6,081,344
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Net change in unrealized (gain) loss from futures and forwards trading	1,676,931	1,999,783	1,928,084	(3,346,717)
Purchases of securities and certificates of deposit	(24,658,581)		(93,779,468)
Proceeds from disposition of securities and certificates of deposit	31,482,337		45,889,119	2,021,939
Net realized and change in unrealized (gain) loss in securities and certificates of deposit	(142,933)		657,515	(3,156)
Changes in
Trading Advisor management fees payable	(1,390)	33,032	(233,506)	122,726
Trading Advisor incentive fees payable	73,650	(582,381)	(582,381)	582,381
Commissions and other trading expenses payable on open contracts	809	2,403	6,101	(737)
Cash Manager fees payable	(2,677)		16,476
General Partner management fee payable	(696)	3,449	31,561	20,632
Selling Agent fees payable - General Partner	397	3,503	12,429	11,176
Administrative expenses payable - General Partner	(455)	2,794	9,124	(32,108)
Offering expenses payable - General Partner	(348)	2,351	6,810	14,068
Broker dealer custodial fee payable - General Partner	(359)	28	(5)	1,777
Broker dealer servicing fee payable - General Partner	138	439	1,040	990
Net cash provided by (used in) operating activities	6,509,812	1,316,782	(51,662,401)	5,474,315
Cash flows from financing activities
Subscriptions	2,420,521	2,624,106	19,151,862	17,385,409
Subscriptions received in advance	1,632,356	2,737,154	1,426,321	2,536,859
Redemptions	(2,383,358)	(525,292)	(4,459,338)	(3,427,086)
Net cash provided by financing activities	1,669,519	4,835,968	16,118,845	16,495,182
Net increase (decrease) in cash and cash equivalents	8,179,331	6,152,750	(35,543,556)	21,969,497
Cash and cash equivalents, beginning of period	18,507,703	54,051,259	54,051,259	32,081,762
Cash and cash equivalents, end of period	26,687,034	60,204,009	18,507,703	54,051,259
End of period cash and cash equivalents consists of
Cash in broker trading accounts	23,481,414	16,844,768	15,373,302	15,061,686
Cash and cash equivalents	3,205,620	43,359,241	3,134,401	38,989,573
Cash and cash equivalents, end of period	26,687,034	60,204,009	18,507,703	54,051,259
Supplemental disclosure of cash flow information
Prior period redemptions paid	528,168	35,507	35,507	189,947
Prior period subscriptions received in advance	1,426,321	2,536,859	2,536,859	1,957,075
Supplemental schedule of non-cash financing activities
Redemptions payable	$ 1,353,321	$ 400,564	$ 528,168	$ 35,507